Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transactions

9. Related Party Transactions

The Company periodically executes transactions with entities affiliated with its Chairman and Chief Executive Officer. Such transactions include automobile, furniture and equipment purchases as well as building operating lease payments and an allocation of insurance expense and reimbursement at the related party’s cost for the use of a private aircraft service by our officers and directors.
The transactions which occurred during the years ended December 31, 2014, 2013 and 2012 are outlined below (in thousands):

	December 31,
(dollars in thousands)	2014	2013	2012
Tax, utility, insurance and other reimbursement	$692	$336	$234
Rent expense	1,026	977	572
Capital assets acquired	266	625	568
Total	$1,984	$1,938	$1,374
In the third quarter of 2012, the Company revised its related party capital asset purchasing arrangement. The Company now pays vendors directly for such purchases and pays only an agent fee to the related party. Only the agent fee is recognized as a related party transaction subsequent to August 2012.
Certain employees of the Company provided services to companies outside the consolidated group for which the Company is not reimbursed. These amounts were not material for any of the years ended December 31, 2014, 2013 and 2012. This activity was discontinued by the Company during the second quarter of 2013.

Qualitytech, LP [Member]
Related Party Transaction [Line Items]
Related Party Transactions

9. Related Party Transactions

The Company periodically executes transactions with entities affiliated with its Chairman and Chief Executive Officer. Such transactions include automobile, furniture and equipment purchases as well as building operating lease payments and an allocation of insurance expense and reimbursement at the related party’s cost for the use of a private aircraft service by our officers and directors.
The transactions which occurred during the years ended December 31, 2014, 2013 and 2012 are outlined below (in thousands):

	December 31,
(dollars in thousands)	2014	2013	2012
Tax, utility, insurance and other reimbursement	$692	$336	$234
Rent expense	1,026	977	572
Capital assets acquired	266	625	568
Total	$1,984	$1,938	$1,374
In the third quarter of 2012, the Company revised its related party capital asset purchasing arrangement. The Company now pays vendors directly for such purchases and pays only an agent fee to the related party. Only the agent fee is recognized as a related party transaction subsequent to August 2012.
Certain employees of the Company provided services to companies outside the consolidated group for which the Company is not reimbursed. These amounts were not material for any of the years ended December 31, 2014, 2013 and 2012. This activity was discontinued by the Company during the second quarter of 2013.